INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Schedule of Intangible Assets
Intangible assets consist of the following (in thousands):

	As of December 31,
	2025	2024
Definite Lived Intangible Assets
Customer Relationships	$587	$587
Intellectual Property	4,777	4,777
Total Definite Lived Intangible Assets	5,364	5,364
Less Accumulated Amortization	(3,757)	(3,034)
Definite Lived Intangible Assets, Net	1,607	2,330
Indefinite Lived Intangible Assets
Cannabis Licenses	9,970	11,870
Total Indefinite Lived Intangible Assets	9,970	11,870
Total Intangible Assets, Net	$11,577	$14,200

Schedule of Expected Future Amortization Expense of Intangible Assets
The following is the future minimum amortization expense to be recognized for the years ended December 31 (in thousands):

2026	$603
2027	470
2028	123
2029	123
2030	123
Thereafter	165
Total Future Amortization Expense	$1,607